Non-current assets held for sale - Allowances and other information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	€ 8,602	€ 603
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	49.50%		50.00%
Net charges recorded against valuation allowances	€ 159	206
Recoveries	13	17
Foreclosed assets	5,450	€ 11,566
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	568
Gains on disposals of non-current assets	46
Non-current assets held for sale | Foreclosed assets | Gross carrying amount
Gains Or Losses On Assets Held For Sale [Line Items]
Foreclosed assets	1,019
Non-current assets held for sale | Foreclosed assets | Impairment losses
Gains Or Losses On Assets Held For Sale [Line Items]
Foreclosed assets	(497)
Non-current assets held for sale | Other assets Member
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	73
Gains on disposals of non-current assets	€ 6